Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Research and development expenses	$ 27,405,648	$ 16,851,974	$ 14,396,563
Tax credits	(1,237,028)	(139,212)	(165,124)
Research and development expense, net	26,168,620	16,712,762	14,231,439
General and administrative expenses	9,287,036	3,405,615	5,478,833
Interest income	(1,082,030)	(398,559)	(109,670)
Financial expenses	80,437,802	37,645,707	56,140,121
Net loss before income taxes	114,811,428	57,365,525	75,740,723
Income tax expense	643,765	146,454	156,220
Net loss and comprehensive loss	$ (115,455,193)	$ (57,511,979)	$ (75,896,943)
Basic and diluted loss per share (in dollars per share)	$ (7.93)	$ (24.46)	$ (33.06)
Weighted average number of outstanding basic and diluted shares (in shares)	14,560,482	2,351,347	2,295,402